SCOPE OF CONSOLIDATION - Other Investments (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 09, 2021	Jul. 16, 2019	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 09, 2020	Dec. 31, 2018
Other investments
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				$ 2,980	$ 772
Other investments | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				1,988	0
Other investments | Cleveland-Cliffs Inc | Other disposals of assets
Disclosure of financial assets [line items]
Sale of shares (in shares)	40,000,000
Consideration received	$ 652,000
Par value per share (in USD per share)	$ 16.12
Number of ordinary shares retained after divestment (in shares)	38,000,000
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income			$ 123
Other investments | Erdemir
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				850	642
Unrealized gains (losses) recognized in OCI				386	196
Other investments | Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				96	57
Unrealized gains (losses) recognized in OCI				(1)	(32)
Other investments | Powercell Sweden
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				$ 0	$ 23
Sale of shares (in shares)				1,800,000	3,400,000
Consideration received				$ 59	$ 36
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income				28	19
Other investments | Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				46	$ 50
Other investments | Gerdau
Disclosure of financial assets [line items]
Consideration received		$ 116
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income		$ 51
Accumulated gain on financial assets measured at fair value through other comprehensive income							$ 48
Sale of preferred shares (in shares)		30,000,000
Proportion of preferred shares held (in percent)		2.60%
Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						$ 1,020
Number of shares obtained (in shares)						78,186,671
Proportion of ordinary shares held (in percent)						16.00%
Number of shares redeemable (in shares)						58,327,300
Unrealized gains (losses) recognized in OCI				119
Preference shares | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						$ 761
Number of shares obtained (in shares)						583,273
Unrealized gains (losses) recognized in OCI				$ 88